Credit Risk - Economic uncertainty adjustments (Details) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021 GBP (£) method	Dec. 31, 2020 GBP (£)	Dec. 31, 2019	Dec. 31, 2021 GBP (£)
Covid-19 related uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 2,100	£ 2,100
Number Of Methods To Determine Uncertainty Adjustments | method	2
Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 4,679	6,083
Credit cards, unsecured loans and other retail lending | Covid-19 related uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	900
Credit cards, unsecured loans and other retail lending | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	1,398	1,625
Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	7,230	9,399
Total loans and advances at amortised cost | Covid-19 related uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets				£ 1,200
Total loans and advances at amortised cost | Covid-19 related uncertainty adjustments | Guarantees
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	100
Total loans and advances at amortised cost | Covid-19 related uncertainty adjustments | Customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	500	700
Total loans and advances at amortised cost | Covid-19 related uncertainty adjustments | Specific bases
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 500	1,200
Unemployment rate	7.20%
Total loans and advances at amortised cost | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 2,090	2,067
Wholesale loans
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	2,078	2,778
Wholesale loans | Covid-19 related uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	300
Wholesale loans | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 651	£ 421
Financial assets at amortised cost, class
Disclosure of financial assets [line items]
Arrears collection period	30 days
Financial assets at amortised cost, class | USA | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Decrease in arrears collection rate	(1.60%)
Arrears collection rate		2.50%	2.70%
Financial assets at amortised cost, class | UK | Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Decrease in arrears collection rate	(1.40%)	(1.70%)	(1.70%)